CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Statement [Abstract]
Real estate operating expenses	$ 1,950	$ 1,233	$ 1,120
Property acquisition costs, related party	2,221	1,293	1,677
General and administrative, related party	1,020	171	286
Loss from discontinued operations, related party	$ 0	$ 0	$ 214